Revenue and Other Operating Income	12 Months Ended
Dec. 31, 2020
Default Root [Abstract]
Revenue and Other Operating Income

28.  REVENUE AND OTHER OPERATING INCOME

The detail of revenue presented in the statement of comprehensive income for the years ended December 31, 2020, 2019 and 2018, is as follows:

	For the years ended December 31,
Revenues	2020 ThUS$	2019 ThUS$	2018 ThUS$
Energy sales (1)	9,655,212	11,282,254	10,409,176
Generation	2,144,039	2,091,002	2,122,966
Regulated customers	397,653	450,145	650,064
Unregulated customers	883,045	1,045,965	989,311
Spot market sales	852,363	577,579	464,030
Other customers	10,978	17,313	19,561
Distribution	7,511,173	9,191,252	8,286,210
Residential	4,334,457	5,038,300	4,212,029
Business	1,760,922	2,302,100	2,107,183
Industrial	685,246	872,531	860,401
Other customers	730,548	978,321	1,106,597

Other sales	36,968	58,752	48,968
Gas sales	24,145	39,815	36,305
Other fuel sales	6,861	9,037	8,322
Sales of goods and services	5,962	9,900	4,341

Revenue from other services	1,546,796	1,712,370	1,466,617
Tolls and transmission	1,280,994	1,433,538	1,187,546
Metering equipment leases	126	118	130
Services and Business Advisories provided (Public lighting, connections and electrical advisories)	177,818	191,392	212,023
Other services	87,858	87,322	66,918

Total revenues	11,238,976	13,053,376	11,924,761

	For the years ended December 31,
Other Income	2020 ThUS$	2019 ThUS$	2018 ThUS$
Revenue from construction contracts	807,671	770,356	833,313
Regulatory agreement revenue (2)	17,842	261,185	—
Other	128,185	229,195	231,615
Total other income	953,698	1,260,736	1,064,928
(1)

As of December 31, 2020, a total of ThUS$1,051,011 is included in total revenue, corresponding to estimated and unbilled sales, which are related to estimates of energy sold in the month of December 2020. As of December 31, 2019 and 2018, the amounts correspond to ThUS$803,499 and ThUS$1,080,269, respectively.

(2)	2020: see Note 35.6 (ii) Framework Agreement.

2019: see Note 24. (3).

Includes inflation adjustment for the application of IAS 29 in Argentina (hyperinflationary economies), for US $57,752.

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